UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period:12/31/09

Item 1.  Schedule of Investments.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares		Value
	COMMON STOCK - 68.3%
	BIOTECHNOLOGY - 4.4%
1,066	Myriad Genetics, Inc. *	$ 27,822

	COMPUTERS - 1.8%
709	STEC, Inc. *	11,585

	ELECTRIC - 13.5%
1,212	Allegheny Energy, Inc.	28,458
557	FPL Group, Inc.	29,421
1,167	NRG Energy, Inc. *	27,553
		85,432
	ELECTRONICS - 4.3%
2,600	Cogent, Inc. *	27,014

	FOOD - 4.3%
1,493	Dean Foods Co. *	26,934

	HEALTHCARE-PRODUCTS - 4.0%
2,800	Boston Scientific Corp. *	25,200

	OIL & GAS - 2.9%
1,942	SandRidge Energy, Inc. *	18,313

	PHARMACEUTICALS - 11.8%
465	Cephalon, Inc. *	29,021
3,100	Cypress Bioscience, Inc. *	17,856
2,500	Isis Pharmaceuticals, Inc. *	27,750
		74,627
	SOFTWARE - 8.2%
2,250	Activision Blizzard, Inc. *	24,997
1,506	Electronic Arts, Inc. *	26,731
		51,728
	TELECOMMUNICATIONS - 9.2%
2,175	Nokia OYJ	27,949
924	Verizon Communications, Inc.	30,612
		58,561
	TOYS/GAMES/HOBBIES - 3.9%
835	Nintendo Co., Ltd.	24,900

	TOTAL COMMON STOCK (Cost $417,560)	432,116

	EXCHANGE TRADED FUNDS - 4.6%
	DEBT FUND - 4.6%
575	ProShares UltraShort 20+ Year Treasury *
	(Cost $25,641)	28,750

	SHORT-TERM INVESTMENTS - 27.9%
	MONEY MARKET FUNDS - 27.9%
176,793	HighMark US Government Money Market Fund, 0.05%**, 12/30/30
	(Cost $176,793)	176,793

	TOTAL INVESTMENTS - 100.8% (Cost $619,994) (a)	$ 637,659
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(4,854)
	TOTAL NET ASSETS - 100%	$ 632,805

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2009.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 24,675
	Unrealized Depreciation:	(7,010)
	Net Unrealized Appreciation:	$ 17,665

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If no bid prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 432,116	$ -	$ -	$ 432,116
Exchange Traded Fund	28,750	-	-	28,750
Money Market Fund	-	176,793	-	176,793
Total	$ 460,866	$ -	$ -	$ 637,659

The Fund did not hold any Level 3 securities during the period.

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares		Value
	COMMON STOCK - 64.8%
	BIOTECHNOLOGY - 4.0%
6,884	Myriad Genetics, Inc. *	$ 179,672

	COMPUTERS - 0.7%
1,948	STEC, Inc. *	31,830

	ELECTRIC - 9.1%
7,512	Allegheny Energy, Inc.	176,382
1,657	FPL Group, Inc.	87,523
5,970	NRG Energy, Inc. *	140,952
		404,857
	ELECTRONICS - 4.9%
13,700	Cogent, Inc. *	142,343
2,213	FLIR Systems, Inc. *	72,409
		214,752
	FOOD - 4.7%
9,406	Dean Foods Co. *	169,684
1,948	Kroger Co. (The)	39,992
		209,676
	HEALTHCARE-PRODUCTS - 3.2%
15,500	Boston Scientific Corp. *	139,500

	OIL & GAS - 3.8%
17,980	SandRidge Energy, Inc. *	169,551

	PHARMACEUTICALS - 13.5%
3,450	Cephalon, Inc. *	215,315
19,000	Cypress Bioscience, Inc. *	109,440
3,541	Endo Pharmaceuticals Holdings, Inc. *	72,626
18,000	Isis Pharmaceuticals, Inc. *	199,800
		597,181
	RETAIL - 2.2%
33,501	Morton's Restaurant Group, Inc. *	97,488

	SOFTWARE - 8.2%
16,000	Activision Blizzard, Inc. *	177,760
10,424	Electronic Arts, Inc. *	185,026
		362,786
	TELECOMMUNICATIONS - 6.5%
15,250	Nokia OYJ	195,963
2,752	Verizon Communications, Inc.	91,174
		287,137
	TOYS/GAMES/HOBBIES - 4.0%
5,975	Nintendo Co., Ltd.	178,175

	TOTAL COMMON STOCK (Cost $2,832,077)	2,872,605

	EXCHANGE TRADED FUND - 2.1%
	DEBT FUND - 2.1%
1,826	ProShares UltraShort 20+ Year Treasury *
	(Cost $83,398)	91,300

	SHORT-TERM INVESTMENTS - 29.9%
	MONEY MARKET FUND - 29.9%
1,324,923	HighMark US Government Money Market Fund, 0.05%**, 12/30/30
	(Cost $1,324,923)	1,324,923

	TOTAL INVESTMENTS - 96.8% (Cost $4,240,398) (a)	$ 4,288,828
	ASSETS IN EXCESS OF OTHER LIABILITIES - 3.2%	142,972
	TOTAL NET ASSETS - 100%	$ 4,431,800

Shares	SECURITIES SOLD SHORT*	Value
885	Buffalo Wild Wings, Inc.	$ 35,639
1,200	Express Scripts, Inc. Class A	103,740
5,000	Wipro Limited ADR	111,350
2,800	World Fuel Services Corp.	75,012
	TOTAL SECURITIES SOLD SHORT (Proceeds $320,627)	$ 325,741

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2009.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 133,816
	Unrealized Depreciation:	(90,500)
	Net Unrealized Appreciation:	$ 43,316

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If no bid prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,872,605	$ -	$ -	$ 2,872,605
Exchange Traded Fund	91,300	-	-	91,300
Money Market Fund	-	1,324,923	-	1,324,923
Total	$ 2,963,905	$ -	$ -	$ 4,288,828
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 325,741	$ -	$ -	$ 325,741
Total	$ 325,741	$ -	$ -	$ 325,741

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/25/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/25/10